Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2025
Noncontrolling Interest [Abstract]
Schedule of Reconciliation of Non-Controlling Interests

A reconciliation of the beginning and ending balances for non-controlling interests for the year ended December 31, 2024 is as follows:

2024
Balance as of beginning of period	$3,649,489
Acquisition of remaining interest in Aya Biosciences	(3,649,489)
Share of loss	-
Balance as of end of period	$-